SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation
These unaudited interim condensed consolidated financial statements of the partnership have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, or IAS 34, as issued by the International Accounting Standards Board, or the IASB, and using the accounting policies the partnership applied in its annual consolidated financial statements as at and for the year ended December 31, 2019, except for the impact of the adoption of the new accounting policies and standards described below. The accounting policies the partnership applied in its annual consolidated financial statements as at and for the year ended December 31, 2019 are disclosed in Note 2 of such consolidated financial statements, with which reference should be made in reading these unaudited interim condensed consolidated financial statements. All defined terms are also described in the annual consolidated financial statements. The unaudited interim condensed consolidated financial statements are prepared on a going concern basis and have been presented in U.S. dollars rounded to the nearest million unless otherwise indicated.
The preparation of financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the accounting policies. The critical accounting estimates and judgments have been set out in Note 2 to the partnership’s consolidated financial statements as at and for the year ended December 31, 2019. There have been no significant changes to the method of determining significant estimates and judgments since December 31, 2019, other than changes as discussed below.
These unaudited interim condensed consolidated financial statements were approved by the partnership’s Board of Directors and authorized for issue on August 7, 2020.
(i)    Critical accounting judgments and measurement uncertainty
The preparation of financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses that are not readily apparent from other sources, during the reporting period. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
In March 2020, the World Health Organization declared a global pandemic related to COVID-19. To date, there have been significant volatility in capital markets, commodity prices and foreign currencies, restrictions on the conduct of business in many jurisdictions, and the global movement of people and some goods has become restricted. The partnership considered the impacts of these circumstances on the key critical judgments, estimates and assumptions that affect the reported and contingent amount of assets, liabilities, revenues and expenses, including whether goodwill, intangible assets and property, plant and equipment needed to be reevaluated for impairment as of June 30, 2020.  The partnership has a diversified portfolio of operating businesses, many of which provide essential products and services to their customers.  Based on its assessments, no additional impairments were required as at June 30, 2020. The partnership will continue to monitor the situation and review its critical estimates and judgments as circumstances evolve.

(b)	Government assistance
The partnership applied IAS 20, Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”) to account for government grants and other government assistance received by its subsidiaries. Government grants are recognized when there is reasonable assurance that the assistance will be received and the partnership will comply with all relevant conditions. The partnership recognizes government grants in the consolidated statements of operating results on a systematic basis over the periods in which the partnership recognizes expenses for which the grants were provided.

(c)	Extinguishment of Financial Liabilities with Equity Instruments
The partnership applied IFRIC 19, Extinguishing Financial Liabilities with Equity Instruments (“IFRIC 19”) to account for financial liabilities that are extinguished either fully, or partially by issuing equity instruments. This interpretation provides guidance on how to account for the extinguishment of a financial liability by the issue of equity instruments. IFRIC 19 clarifies that the entity's equity instruments issued to a creditor, which are part of the consideration paid to extinguish the financial liability are measured at their fair value. Differences between the carrying amount of the financial liability extinguished and the initial measurement amount of the equity instruments issued are included in the partnership’s consolidated statements of operating results.

(d)	New accounting policies adopted
(i)     Definition of Material
In October 2018, the IASB issued amendments to IAS 1, Presentation of Financial Statements and IAS 8, Accounting policies, changes in accounting estimates and errors. These amendments clarify and align the definition of material and provide guidance to help improve consistency in the application of materiality when used in other IFRS standards. The partnership adopted these amendments on January 1, 2020 and the adoption did not have an impact on the partnership’s unaudited interim condensed consolidated financial statements.
(ii)     Rent Concessions
In May 2020, the IASB issued an amendment to IFRS 16, Leases (“IFRS 16”), effective for annual and interim reporting periods beginning on or after June 1, 2020. The amendment provides lessees with a practical expedient that relieves a lessee from assessing whether a COVID-19-related rent concession is a lease modification. A lessee that makes this election shall account for any change in lease payments resulting from the COVID-19-related rent concession the same way it would account for the change applying IFRS 16 if the change were not a lease modification. The application of the practical expedient did not have a significant impact on the partnership’s financial results.

(e)	Future changes in accounting policies
(i)     Insurance contracts
In May 2017, the IASB published IFRS 17, Insurance contracts a comprehensive standard that establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts. In June 2019, the IASB published an exposure draft that proposes targeted amendments to IFRS 17 and will replace IFRS 4, Insurance contracts (“IFRS 4”). In March 2020, the IASB decided on a further deferral of the effective date of IFRS 17 from annual periods beginning on or after January 1, 2021 to annual periods beginning on or after January 1, 2023.
The measurement approach under IFRS 17 is based on the following:

•	a current, unbiased probability-weighted estimate of future cash flows expected to arise as the insurer fulfills the contract;

•	the effect of the time value of money;

•	a risk adjustment that measures the effects of uncertainty about the amount and timing of future cash flows; and

•	a contractual service margin which represents the unearned profit in a contract and that is recognized in profit or loss over time as the insurance coverage is provided.
There will also be a new financial statement presentation for insurance contracts and additional disclosure requirements.
IFRS 17 requires the partnership to distinguish between groups of contracts expected to be profit-making and groups of contracts expected to be onerous. IFRS 17 is to be applied retrospectively to each group of insurance contracts. If full retrospective application to a group of contracts is impracticable, the modified retrospective or fair value method may be used. The partnership is currently assessing the impact of IFRS 17 on its financial statements.